ALPS ETF TRUST

VELOCITYSHARES TAIL RISK HEDGED LARGE CAP ETF (NASDAQ: TRSK)

VELOCITYSHARES VOLATILITY HEDGED LARGE CAP ETF (NASDAQ: SPXH)

SUPPLEMENT DATED JANUARY 20, 2015

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2014

Effective January 23, 2015, the name of the VelocityShares Tail Risk Hedged Large Cap ETF will be changed to the Janus Velocity Tail Risk Hedged Large Cap ETF and the name of the VelocityShares Volatility Hedged Large Cap ETF will be changed to the Janus Velocity Volatility Hedged Large Cap ETF.  Accordingly, all references to the VelocityShares Tail Risk Hedged Large Cap ETF and the VelocityShares Volatility Hedged Large Cap ETF in the prospectus and statement of additional information are hereby deleted and replaced with Janus Velocity Tail Risk Hedged Large Cap ETF and the Janus Velocity Volatility Hedged Large Cap ETF, respectively.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.